Shareholder Report, Holdings (Details) - Peerless Option Income Wheel ETF [Member]	Sep. 30, 2025
United States Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
iShares Biotechnology ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
First American Government Obligations Fund - Class X, 4.05% [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
VanEck Oil Services ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
iShares U.S. Home Construction ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Energy Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
iShares U.S. Real Estate ETF [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Health Care Select Sector SPDR Fund [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
iPath Series B S&P 500 VIX Short-Term Futures ETN [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Industrial Select Sector SPDR Fund, Expiration: 10/03/2025; Exercise Price: $151.00 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Written Call Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.00%)	[1]
Written Put Options [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
U.S. Treasury Bills [Member]
Holdings [Line Items]
Percent of Net Asset Value	84.00%
Exchange Traded Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Cash and Cash Equivalents [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%

[1]	Less than (0.05%) of net assets.